Long-term debt (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 14, 2021
Long-term debt
Total borrowings	$ 305,329	$ 227,349
Current portion of long-term debt	271,546	72,090
Long-term debt, noncurrent	33,783	155,259
Borrowings interest rate			10.00%
The government assistance loan maturing by December 31, 2025
Long-term debt
Total borrowings	$ 40,000	39,342
Borrowings interest rate	5.00%
Term loan maturing January 2025
Long-term debt
Total borrowings	$ 265,329	$ 188,007
Monthly instalments	$ 23,337
Term loan maturing January 2025 | Minimum.
Long-term debt
Borrowings interest rate	9.44%
Term loan maturing January 2025 | Maximum.
Long-term debt
Borrowings interest rate	10.71%